The Universal Institutional Funds, Inc.

Prospectus Supplement

February 7, 2006

The Universal Institutional Funds, Inc.

Supplement dated February 7, 2006 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2005 of:

Money Market Portfolio (“Class I”)

On February 6, 2006, the Board of Directors of The Universal Institutional Funds, Inc. (the “Fund”) approved the redemption of all of the shares (the “Redemption”) of the Fund’s Money Market Portfolio (the “Portfolio”), pursuant to the Fund’s Articles of Incorporation. The Redemption will effectively liquidate the Portfolio. The Redemption is expected to occur on or about April 28, 2006.

Please retain this supplement for future reference.

LIT SPT MM 02/06

The Universal Institutional Funds, Inc.

Prospectus Supplement

February 7, 2006

The Universal Institutional Funds, Inc.

Supplement dated February 7, 2006 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2005 of:

Technology Portfolio (“Class I”)

On February 6, 2006, the Board of Directors of The Universal Institutional Funds, Inc. (the “Fund”) approved the redemption of all of the shares (the “Redemption”) of the Fund’s Technology Portfolio (the “Portfolio”), pursuant to the Fund’s Articles of Incorporation. The Redemption will effectively liquidate the Portfolio. The Redemption is expected to occur on or about April 28, 2006.

Please retain this supplement for future reference.

LIT SPT UTEPX 02/06